Fee and commission income	12 Months Ended
Dec. 31, 2018
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Fee and commission income
8 Fee and commission income
	2018	2017	2016
Fee income from asset management	1,853	2,126	1,702
Commission income	594	535	562
Other	112	140	144
Total fee and commission income	2,558	2,802	2,408

Included in fee and commission income is EUR 215 million of fees on trust and fiduciary activities (2017: EUR 190 million; 2016: EUR 55 million).